UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.1%
AGL Energy, Ltd.	26,890	$366,536
Amcor, Ltd.	20,536	196,556
ARB Corp., Ltd.	2,741	30,933
Ardent Leisure Group	12,742	30,295
Aristocrat Leisure, Ltd.	17,703	92,866
Asciano, Ltd.	20,332	112,863
Automotive Holdings Group, Ltd.	8,319	29,892
BHP Billiton, Ltd.	19,459	690,919
Boral, Ltd.	5,759	28,330
Brambles, Ltd.	29,362	254,190
Breville Group, Ltd.	3,592	27,539
Cabcharge Australia, Ltd.	8,214	34,916
Cardno, Ltd.	4,551	26,362
carsales.com, Ltd.	6,799	71,798
Coca-Cola Amatil, Ltd.	13,087	111,609
Commonwealth Bank of Australia	6,814	525,562
Computershare, Ltd.	15,937	192,325
CSL, Ltd.	13,992	871,751
David Jones, Ltd.	14,004	51,926
Domino’s Pizza Enterprises, Ltd.	1,997	39,701
Drillsearch Energy, Ltd. (1)	20,746	31,422
DUET Group	57,401	128,012
DuluxGroup, Ltd.	5,657	28,719
Echo Entertainment Group, Ltd.	21,995	67,380
Envestra, Ltd.	45,327	54,497
Fortescue Metals Group, Ltd.	5,228	23,438
Goodman Fielder, Ltd.	47,588	28,286
GPT Group (The)	11,738	44,193
GUD Holdings, Ltd.	6,188	42,660
GWA Group, Ltd.	12,353	33,365
Harvey Norman Holdings, Ltd.	44,634	126,648
Incitec Pivot, Ltd.	11,120	30,431
Invocare, Ltd.	3,580	34,897
Iress, Ltd.	4,049	32,558
James Hardie Industries PLC CDI	5,348	66,415
JB Hi-Fi, Ltd.	3,121	57,418
Leighton Holdings, Ltd.	2,932	59,630
MACA, Ltd.	15,122	28,786
Macquarie Atlas Roads Group	10,339	32,023
McMillan Shakespeare, Ltd.	3,315	28,958
Mermaid Marine Australia, Ltd.	14,644	27,377
Mirvac Group	18,336	30,673
Myer Holdings, Ltd.	19,418	40,544
National Australia Bank, Ltd.	9,703	315,052
Navitas, Ltd.	9,965	45,368
Newcrest Mining, Ltd.(1)	3,087	30,839
Oil Search, Ltd.	22,478	196,602
Origin Energy, Ltd.	20,678	272,323
Orora, Ltd.	57,701	77,705
OZ Minerals, Ltd.	8,916	37,904
Premier Investments, Ltd.	3,446	30,872
Prime Media Group, Ltd.	32,362	30,756

Security	Shares	Value
Qantas Airways, Ltd.(1)	26,527	$32,504
Qube Holdings, Ltd.	14,777	30,725
Ramsay Health Care, Ltd.	3,178	141,582
REA Group, Ltd.	1,595	69,467
Recall Holdings, Ltd.(1)	7,050	33,572
Retail Food Group, Ltd.	8,090	34,987
SAI Global, Ltd.	7,632	34,394
Scentre Group(1)	4,083	12,901
Skilled Group, Ltd.	12,305	28,822
SMS Management & Technology, Ltd.	8,747	33,286
Southern Cross Media Group, Ltd.	25,786	28,623
Spark Infrastructure Group	56,969	99,269
STW Communications Group, Ltd.	23,198	31,663
Suncorp Group, Ltd.	2,484	32,660
Super Retail Group, Ltd.	4,935	42,972
Tabcorp Holdings, Ltd.	17,246	55,727
Tatts Group, Ltd.	43,654	143,354
Telstra Corp., Ltd.	152,362	772,644
Tox Free Solutions, Ltd.	9,194	27,783
Transpacific Industries Group, Ltd.(1)	36,318	36,125
Transurban Group	27,194	195,280
Treasury Wine Estates, Ltd.	11,839	54,252
UGL, Ltd.	4,476	28,730
Village Roadshow, Ltd.	4,552	32,778
Westfield Corp.	3,277	22,779
Westpac Banking Corp.	8,556	272,081
Whitehaven Coal, Ltd.(1)	23,116	36,056
Woodside Petroleum, Ltd.	12,096	474,816
Woolworths, Ltd.	23,156	789,256
WorleyParsons, Ltd.	4,274	70,400

		$9,602,108

Austria — 1.0%
ams AG	5,005	$178,472
Andritz AG	1,693	91,637
CA Immobilien Anlagen AG	1,563	31,219
Conwert Immobilien Invest SE	2,110	25,878
EVN AG	2,151	29,766
Immofinanz AG	21,576	68,042
Lenzing AG	490	28,628
OMV AG	5,438	218,709
RHI AG	859	26,645
Schoeller-Bleckmann Oilfield Equipment AG	231	27,474
Telekom Austria AG	17,350	166,364
Verbund AG	6,332	119,100
Voestalpine AG	2,931	128,987

		$1,140,921

Belgium — 2.1%
Ageas	1,164	$41,777
Anheuser-Busch InBev NV	5,315	573,662
Arseus NV	518	27,950
Barco NV	828	60,997
Belgacom SA	7,920	258,815
Colruyt SA	1,996	96,660
Compagnie d’Entreprises CFE	270	26,480
Econocom Group	2,876	26,181
Euronav SA(1)	2,460	29,755
EVS Broadcast Equipment SA	652	33,364

Security	Shares	Value
Groupe Bruxelles Lambert SA	2,220	$220,795
Solvay SA	1,836	296,454
Telenet Group Holding NV(1)	3,141	167,891
UCB SA	5,133	470,820
Umicore SA	2,518	121,692

		$2,453,293

Denmark — 2.1%
A.P. Moller-Maersk A/S, Class A	69	$154,845
A.P. Moller-Maersk A/S, Class B	125	291,415
Carlsberg A/S, Class B	2,023	193,558
Coloplast A/S, Class B	1,750	147,967
Danske Bank A/S	5,821	168,172
DSV A/S	4,271	134,876
Novo Nordisk A/S, Class B	9,585	441,218
Novozymes A/S, Class B	7,848	388,079
Pandora A/S	2,285	156,365
SimCorp A/S	775	25,106
TDC A/S	20,226	204,042
Tryg A/S	1,562	157,375

		$2,463,018

Finland — 2.0%
Amer Sports Oyj	1,589	$31,294
Elisa Oyj	10,401	297,919
Fortum Oyj	9,596	246,759
Kesko Oyj, Class B	3,462	131,671
Kone Oyj, Class B	5,705	239,882
Neste Oil Oyj	6,179	114,031
Nokia Oyj	39,600	313,726
Nokian Renkaat Oyj	3,048	105,533
Orion Oyj, Class B	6,528	242,020
Sampo Oyj	7,238	359,552
Sanoma Oyj	4,285	33,610
UPM-Kymmene Oyj	6,498	105,908
Valmet Oyj	3,262	34,091
Wartsila Oyj	2,753	138,646

		$2,394,642

France — 7.2%
Accor SA	611	$29,589
ADP	1,111	152,183
Air Liquide SA	7,316	930,991
Alstom SA(1)	736	26,470
Alten SA	634	30,557
AtoS	1,608	125,560
AXA SA	7,444	171,023
BNP Paribas SA	4,623	306,752
Bouygues SA	672	26,472
Cap Gemini SA	4,163	301,873
Christian Dior SA	516	89,877
CNP Assurances	2,759	54,205
Danone SA	5,713	412,654
Dassault Systemes SA	3,938	264,262
Edenred	900	28,132
Essilor International SA	1,781	173,982
Eutelsat Communications SA	985	33,985
Fonciere des Regions	297	29,798
GameLoft SE(1)	3,003	19,164
GDF Suez	28,577	736,844

Security	Shares	Value
Groupe Eurotunnel SA	2,197	$29,075
Groupe Steria SCA(1)	1,073	29,814
Iliad SA	447	123,032
Imerys SA	879	68,634
Ingenico	1,185	119,877
JCDecaux SA	1,243	42,657
Kering SA	430	92,056
L’Oreal SA	2,323	392,261
Lagardere SCA	1,361	40,516
Legrand SA	583	32,331
LVMH Moet Hennessy Louis Vuitton SA	2,112	363,311
Natixis	15,283	98,756
Neopost SA	811	56,943
Publicis Groupe SA	1,071	77,705
Remy Cointreau SA	348	28,473
Rubis SCA	423	25,398
Safran SA	3,405	200,102
Sanofi	6,571	689,895
Societe BIC SA	612	84,378
Sodexo	1,273	126,521
Suez Environnement Co. SA	5,207	97,179
Technicolor SA(1)	4,055	29,333
Total SA	11,837	763,423
UBISOFT Entertainment(1)	2,188	36,611
Unibail-Rodamco SE	378	101,496
Vinci SA	2,225	153,554
Vivendi SA	27,892	700,041
Wendel SA	200	26,237

		$8,573,982

Germany — 7.3%
Adidas AG	1,825	$144,512
Allianz SE	2,367	394,073
alstria office REIT AG(1)	2,172	28,713
Aurubis AG	569	27,630
BASF SE	5,146	532,580
Bayer AG	4,547	599,779
Bayerische Motoren Werke AG	2,850	339,492
Beiersdorf AG	2,677	241,289
Bilfinger SE	256	20,830
Brenntag AG	164	26,330
Celesio AG	1,831	62,636
Commerzbank AG(1)	8,618	123,823
Continental AG	655	141,064
Deutsche Boerse AG	1,043	75,508
Deutsche EuroShop AG	620	29,264
Deutsche Post AG	8,584	274,642
Deutsche Telekom AG	50,964	827,026
Deutsche Wohnen AG	1,750	37,865
E.ON SE	35,060	661,874
Fraport AG	937	61,582
Freenet AG	2,362	62,325
Fresenius Medical Care AG & Co. KGaA	705	48,869
Fresenius SE & Co. KGaA	559	83,593
Hannover Rueckversicherung AG	1,152	98,339
Henkel AG & Co. KGaA	5,333	507,683
K&S AG	864	26,474
KWS Saat AG	85	29,906
LANXESS AG	524	33,297
LEG Immobilien AG(1)	453	31,720
Linde AG	1,695	345,710

Security	Shares	Value
Merck KGaA	412	$36,433
MTU Aero Engines AG	316	27,186
Muenchener Rueckversicherungs-Gesellschaft AG	660	140,034
Porsche Automobil Holding SE, PFC Shares	819	76,551
RWE AG	8,003	321,307
RWE AG, PFC Shares	1,456	46,865
SAP SE	12,595	989,865
Siemens AG	4,402	543,630
Sky Deutschland AG(1)	3,476	31,264
Software AG	800	20,014
Stada Arzneimittel AG	690	28,494
Suedzucker AG	3,391	59,402
TAG Immobilien AG	2,396	29,203
Telefonica Deutschland Holdings AG(1)	3,587	28,045
TUI AG	1,799	25,391
Volkswagen AG	484	111,619
Volkswagen AG, PFC Shares	676	156,993
Wirecard AG	1,392	51,633

		$8,642,357

Hong Kong — 4.1%
AIA Group, Ltd.	54,200	$290,718
APT Satellite Holdings, Ltd.	23,000	33,905
ASM Pacific Technology, Ltd.	11,500	122,160
Bank of East Asia, Ltd.	23,200	98,904
Biosensors International Group, Ltd.	58,000	39,374
Bloomage Biotechnology Corp, Ltd.	10,000	24,484
Cathay Pacific Airways, Ltd.	31,000	58,486
Cheung Kong Infrastructure Holdings, Ltd.	21,000	147,676
Chow Sang Sang Holdings International, Ltd.	13,000	33,744
CLP Holdings, Ltd.	34,500	286,993
Dairy Farm International Holdings, Ltd.	6,300	67,206
Enn Energy Holdings, Ltd.	24,000	169,140
Esprit Holdings, Ltd.	27,800	43,641
Fosun International, Ltd.	94,500	120,016
Galaxy Entertainment Group, Ltd.	43,000	361,067
Great Eagle Holdings, Ltd.	9,000	32,385
Hang Lung Group, Ltd.	6,000	32,177
Hang Lung Properties, Ltd.	16,000	49,414
Hang Seng Bank, Ltd.	9,500	161,179
HC International, Inc.(1)	12,000	26,038
Henderson Land Development Co., Ltd.	8,800	55,932
HKT Trust and HKT, Ltd.	111,000	131,383
Hongkong Land Holdings, Ltd.	13,000	88,856
Hopewell Holdings, Ltd.	33,500	116,356
Hutchison Whampoa, Ltd.	30,000	407,347
Hysan Development Co., Ltd.	7,000	33,597
Jardine Matheson Holdings, Ltd.	2,400	143,254
Jardine Strategic Holdings, Ltd.	3,000	107,224
Johnson Electric Holdings, Ltd.	7,875	30,484
Kerry Properties, Ltd.	10,000	36,500
Link REIT (The)	22,500	127,800
MTR Corp., Ltd.	17,500	68,750
NWS Holdings, Ltd.	17,000	31,495
Pacific Basin Shipping, Ltd.	51,000	30,721
PAX Global Technology, Ltd.(1)	54,000	41,393
PCCW, Ltd.	191,000	116,700
Power Assets Holdings, Ltd.	47,500	424,586
Sands China, Ltd.	33,200	243,955
Shangri-La Asia, Ltd.	22,000	34,760
Sino Land Co., Ltd.	22,000	37,793
Sun Hung Kai Properties, Ltd.	10,000	151,664

Security	Shares	Value
Swire Pacific, Ltd., Class A	4,000	$51,475
Television Broadcasts, Ltd.	4,700	30,528
VTech Holdings, Ltd.	7,100	87,774
Yue Yuen Industrial Holdings, Ltd.	10,500	35,022

		$4,864,056

Ireland — 1.9%
Aer Lingus Group PLC	13,945	$24,781
CRH PLC	15,902	371,161
DCC PLC	3,647	208,077
FBD Holdings PLC	1,257	24,085
FleetMatics Group PLC(1)	4,706	148,662
Fly Leasing, Ltd.	2,162	32,300
Glanbia PLC	4,590	70,616
Grafton Group PLC	9,728	94,277
ICON PLC(1)	9,374	485,573
Irish Continental Group PLC	7,510	26,763
Kerry Group PLC, Class A	5,210	386,953
Origin Enterprises PLC	2,844	31,871
Paddy Power PLC	4,444	313,790

		$2,218,909

Israel — 2.0%
Bank Hapoalim B.M.	42,928	$250,410
Bezeq Israeli Telecommunication Corp., Ltd.	176,420	328,497
Caesarstone Sdot-Yam, Ltd.	837	36,292
Check Point Software Technologies, Ltd.(1)	4,277	290,280
Delek Automotive Systems, Ltd.	2,964	30,865
Delek Group, Ltd.	342	134,191
Elbit Systems, Ltd.	2,327	145,821
Gazit-Globe, Ltd.	2,382	31,851
Israel Chemicals, Ltd.	19,219	156,275
Israel Corp., Ltd.(1)	96	56,501
Israel Discount Bank, Ltd., Series A(1)	19,603	34,149
Mizrahi Tefahot Bank, Ltd.	12,770	161,476
Orbotech, Ltd.(1)	2,016	32,518
Ormat Industries, Ltd.	5,806	42,068
Osem Investment, Ltd.	2,955	69,360
Paz Oil Co., Ltd.	464	74,627
SodaStream International, Ltd.(1)	1,765	58,245
Strauss Group, Ltd.	3,732	73,246
Teva Pharmaceutical Industries, Ltd. ADR	6,986	373,751

		$2,380,423

Italy — 3.3%
Assicurazioni Generali SpA	4,184	$87,332
Astaldi SpA	2,796	26,916
Atlantia SpA	13,187	349,010
Autogrill SpA(1)	7,979	67,900
Banca Popolare di Milano Scarl(1)	33,412	29,116
Brembo SpA	781	28,696
Buzzi Unicem SpA	3,892	63,115
CIR SpA(1)	19,905	27,663
Davide Campari-Milano SpA	17,139	133,702
DiaSorin SpA	1,529	61,184
Enel Green Power SpA	55,789	154,307
Enel SpA	55,440	315,619
ENI SpA	26,390	671,517
GTECH SpA	1,016	24,418
Interpump Group SpA	2,136	27,260

Security	Shares	Value
Intesa Sanpaolo SpA	61,402	$182,341
Italcementi SpA	2,564	19,022
Luxottica Group SpA	4,875	268,949
Mediobanca SpA(1)	2,802	24,697
Pirelli & C. SpA	5,635	84,036
Prada SpA	6,900	49,024
Recordati SpA	4,182	69,027
Salvatore Ferragamo SpA	941	25,882
Snam SpA	37,238	219,514
Sorin SpA(1)	9,439	25,919
Telecom Italia SpA(1)	214,684	247,379
Telecom Italia SpA, PFC Shares	365,898	342,104
Terna Rete Elettrica Nazionale SpA	35,037	184,266
Tod’s SpA	213	23,365
Unione di Banche Italiane SCpA	4,763	39,213
World Duty Free SpA(1)	2,214	25,207
Yoox SpA(1)	851	22,396

		$3,920,096

Japan — 16.9%
3-D Matrix, Ltd.(1)	800	$28,654
ADEKA Corp.	2,700	37,223
Advantest Corp.	2,700	30,144
Aeon Co., Ltd.	9,400	105,544
Aeon Mall Co., Ltd.	1,300	30,464
Aichi Steel Corp.	9,000	35,650
Air Water, Inc.	4,000	63,972
Ajinomoto Co., Inc.	8,000	122,977
Alfresa Holdings Corp.	400	23,880
All Nippon Airways Co., Ltd.	11,000	27,214
Alps Electric Co., Ltd.	2,500	34,700
Anritsu Corp.	3,000	28,588
Asahi Glass Co., Ltd.	6,000	35,555
Asahi Group Holdings, Ltd.	5,900	177,936
Asahi Kasei Corp.	17,000	134,353
Astellas Pharma, Inc.	30,600	414,954
Bandai Namco Holdings, Inc.	1,300	32,901
Bank of Yokohama, Ltd. (The)	5,000	28,451
Bridgestone Corp.	1,900	68,572
Canon, Inc.	7,900	258,450
Central Japan Railway Co.	500	71,011
Century Tokyo Leasing Corp.	900	28,899
Chiba Bank, Ltd. (The)	4,000	29,118
Chubu Electric Power Co., Inc.(1)	22,700	263,878
Chugai Pharmaceutical Co., Ltd.	5,300	176,399
Chugoku Bank, Ltd. (The)	3,000	46,093
Citizen Holdings Co., Ltd.	7,100	56,451
Cosmo Oil Co., Ltd.	38,000	76,172
Credit Saison Co., Ltd.	1,400	27,546
Daido Steel Co., Ltd.	7,000	32,711
Daikin Industries, Ltd.	1,100	75,547
Daishi Bank, Ltd. (The)	9,000	33,094
Daito Trust Construction Co., Ltd.	300	36,158
Daiwa House Industry Co., Ltd.	3,000	60,898
DeNA Co., Ltd.	1,800	23,215
Denki Kagaku Kogyo K.K.	9,000	33,622
Dentsu, Inc.	900	35,645
Dowa Holdings Co., Ltd.	4,000	37,220
Dydo Drinco, Inc.	800	35,326
East Japan Railway Co.	1,100	88,118
Eisai Co., Ltd.	3,600	152,495
Electric Power Development Co., Ltd.	4,500	144,978
FamilyMart Co., Ltd.	800	35,929

Security	Shares	Value
Fancl Corp.	2,700	$33,067
FANUC Corp.	700	120,981
Fast Retailing Co., Ltd.	300	99,044
Fuji Electric Co., Ltd.	8,000	41,250
Fuji Oil Co., Ltd.	2,300	36,749
FUJIFILM Holdings Corp.	3,400	97,056
Fujitsu, Ltd.	15,000	114,982
Fukuoka Financial Group, Inc.	7,000	35,810
Furukawa Electric Co., Ltd.	13,000	27,499
GungHo Online Entertainment, Inc.	5,200	29,275
Gunma Bank, Ltd. (The)	5,000	29,419
Hachijuni Bank, Ltd. (The)	5,000	30,737
Hamamatsu Photonics K.K.	1,200	56,408
Hirose Electric Co., Ltd.	300	42,163
Hiroshima Bank, Ltd. (The)	12,000	58,231
Hisamitsu Pharmaceutical Co., Inc.	1,200	47,801
Hitachi Metals, Ltd.	3,000	48,784
Hokuhoku Financial Group, Inc.	15,000	30,798
Honda Motor Co., Ltd.	7,400	257,602
Hoya Corp.	3,500	113,325
Hulic Co., Ltd.	2,200	25,911
Ibiden Co., Ltd.	3,200	63,942
Idemitsu Kosan Co., Ltd.	4,100	83,803
IHI Corp.	7,000	32,371
Isetan Mitsukoshi Holdings, Ltd.	2,700	33,458
Ito En, Ltd.	1,400	34,120
ITOCHU Corp.	6,400	81,490
ITOCHU Techno-Solutions Corp.	800	35,778
Iyo Bank, Ltd. (The)	6,000	60,779
Japan Airlines Co., Ltd.	700	38,666
Japan Drilling Co., Ltd.	800	40,594
Japan Exchange Group, Inc.	1,000	22,751
Japan Real Estate Investment Corp.	6	33,726
Japan Retail Fund Investment Corp.	15	33,054
Japan Steel Works, Ltd.	7,000	30,080
Japan Tobacco, Inc.	12,400	436,077
JGC Corp.	1,000	30,302
Joyo Bank, Ltd. (The)	12,000	63,847
JX Holdings, Inc.	93,600	481,301
Kagome Co., Ltd.	1,800	30,136
Kajima Corp.	8,000	37,200
Kakaku.com, Inc.	2,000	33,848
Kaken Pharmaceutical Co., Ltd.	2,000	44,688
Kamigumi Co., Ltd.	8,000	76,513
Kansai Electric Power Co., Inc. (The)(1)	29,500	269,458
Kansai Paint Co., Ltd.	9,000	150,819
Kao Corp.	5,700	234,408
KDDI Corp.	15,300	879,488
Keihan Electric Railway Co., Ltd.	8,000	34,810
Kewpie Corp.	2,100	37,790
Keyence Corp.	500	217,822
Kikkoman Corp.	3,000	65,703
Kintetsu Corp.	8,000	29,131
Kobayashi Pharmaceutical Co., Ltd.	500	30,996
Koito Manufacturing Co., Ltd.	2,000	54,801
Konica Minolta, Inc.	4,500	48,042
Kose Corp.	900	37,435
Kuraray Co., Ltd.	4,500	58,943
Kyocera Corp.	2,800	135,624
KYORIN Holdings, Inc.	1,500	30,907
Kyowa Hakko Kirin Co., Ltd.	6,000	82,432
Kyushu Electric Power Co., Inc.(1)	16,800	186,538

Security	Shares	Value
Lawson, Inc.	900	$67,398
Lion Corp.	5,000	29,090
LIXIL Group Corp.	1,100	26,666
M3, Inc.	3,600	58,104
Mandom Corp.	900	32,941
Marubeni Corp.	7,000	49,196
Maruichi Steel Tube, Ltd.	1,200	33,218
Matsumotokiyoshi Holdings Co., Ltd.	900	29,554
Megmilk Snow Brand Co., Ltd.	2,200	28,496
MEIJI Holdings Co., Ltd.	1,000	71,676
Miraca Holdings, Inc.	1,300	60,164
Mitsubishi Chemical Holdings Corp.	19,000	83,156
Mitsubishi Corp.	6,700	141,181
Mitsubishi Estate Co., Ltd.	6,000	146,718
Mitsubishi Gas Chemical Co., Inc.	6,000	38,991
Mitsubishi Logistics Corp.	4,000	60,647
Mitsubishi Motors Corp.	2,000	22,786
Mitsubishi Tanabe Pharma Corp.	3,200	46,482
Mitsubishi UFJ Financial Group, Inc.	59,600	351,479
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,800	32,486
Mitsui & Co., Ltd.	7,200	115,469
Mitsui Fudosan Co., Ltd.	3,000	99,071
Mizuho Financial Group, Inc.	82,000	159,201
Morinaga Milk Industry Co., Ltd.	7,000	25,095
Murata Manufacturing Co., Ltd.	1,800	171,585
Nabtesco Corp.	1,300	29,371
NGK Spark Plug Co., Ltd.	4,000	119,590
NH Foods, Ltd.	3,000	61,412
Nidec Corp.	1,000	65,127
Nihon Kohden Corp.	700	34,394
Nihon Parkerizing Co., Ltd.	1,000	22,074
Nikon Corp.	1,800	27,918
Nintendo Co., Ltd.	900	99,981
Nippon Building Fund, Inc.	5	28,071
Nippon Electric Glass Co., Ltd.	10,000	56,025
Nippon Flour Mills Co., Ltd.	5,000	25,287
Nippon Kayaku Co., Ltd.	2,000	25,353
Nippon Light Metal Holdings Co., Ltd.	21,500	36,443
Nippon Paint Co., Ltd.	2,000	46,083
Nippon Shinyaku Co., Ltd.	1,000	28,554
Nippon Shokubai Co., Ltd.	3,000	38,455
Nippon Soda Co., Ltd.	5,000	27,283
Nippon Telegraph & Telephone Corp.	9,300	617,560
Nissan Chemical Industries, Ltd.	2,000	36,662
Nissan Motor Co., Ltd.	10,300	101,047
Nisshin Seifun Group, Inc.	5,000	58,390
Nisshin Steel Co., Ltd.	2,900	39,158
Nissin Foods Holdings Co., Ltd.	1,200	65,935
Nitori Holdings Co., Ltd.	1,000	56,171
Nitto Denko Corp.	1,000	44,626
NOF Corp.	4,000	27,888
Nomura Real Estate Holdings, Inc.	1,500	27,870
Nomura Research Institute, Ltd.	1,000	31,485
NTT Data Corp.	1,100	41,890
NTT DoCoMo, Inc.	35,300	619,026
Obayashi Corp.	4,000	29,193
OJI Paper Co., Ltd.	12,000	48,297
Oki Electric Industry Co., Ltd.	14,000	31,067

Security	Shares	Value
Okinawa Electric Power Co., Inc. (The)	900	$28,859
Ono Pharmaceutical Co., Ltd.	2,100	177,637
Oracle Corp. Japan	1,000	42,369
ORIX Corp.	5,100	82,422
Osaka Gas Co., Ltd.	62,000	257,876
Otsuka Corp.	900	41,007
Otsuka Holdings Co., Ltd.	5,900	187,872
Pigeon Corp.	600	34,467
Rakuten, Inc.	4,300	56,472
Rengo Co., Ltd.	6,000	27,410
Resona Holdings, Inc.	7,700	42,909
Rinnai Corp.	600	54,627
Rohto Pharmaceutical Co., Ltd.	1,000	15,475
San-Ai Oil Co., Ltd.	4,000	30,384
Santen Pharmaceutical Co., Ltd.	1,500	88,426
Sawai Pharmaceutical Co., Ltd.	400	22,670
SECOM Co., Ltd.	500	30,413
Sega Sammy Holdings, Inc.	1,400	27,694
Sekisui Chemical Co., Ltd.	3,000	35,971
Sekisui House, Ltd.	2,000	26,250
Seven Bank, Ltd.	7,400	29,696
Sharp Corp.(1)	11,000	34,263
Shimadzu Corp.	4,000	38,287
Shimano, Inc.	200	23,348
Shimizu Corp.	5,000	38,298
Shin-Etsu Chemical Co., Ltd.	4,200	266,398
Shionogi & Co., Ltd.	4,300	92,832
Ship Healthcare Holdings, Inc.	800	26,137
Shiseido Co., Ltd.	5,300	104,457
Showa Denko K.K.	22,000	32,003
Showa Shell Sekiyu K.K.	7,000	78,949
SMC Corp.	200	55,216
Sojitz Corp.	18,700	31,807
Sumitomo Corp.	4,900	64,572
Sumitomo Metal Mining Co., Ltd.	5,000	83,296
Sumitomo Mitsui Financial Group, Inc.	6,300	256,816
Sumitomo Osaka Cement Co., Ltd.	7,000	25,164
Suruga Bank, Ltd.	7,000	136,491
Suzuken Co., Ltd.	2,600	82,896
Taiheiyo Cement Corp.	15,000	58,077
Taisei Corp.	6,000	33,838
Taisho Pharmaceutical Holdings Co., Ltd.	700	49,832
Taiyo Nippon Sanso Corp.	8,000	70,153
Takeda Pharmaceutical Co., Ltd.	9,200	419,635
TDK Corp.	1,000	47,971
TEIJIN, Ltd.	12,000	29,717
Toagosei Co., Ltd.	7,000	29,493
Toho Gas Co., Ltd.	4,000	22,103
Tokai Carbon Co., Ltd.	9,000	25,746
Tokio Marine Holdings, Inc.	3,300	103,774
Tokyo Electron, Ltd.	1,400	91,453
Tokyo Gas Co., Ltd.	71,000	405,601
Tokyo Ohka Kogyo Co., Ltd.	1,300	31,121
Tokyo Tatemono Co., Ltd.	3,000	25,623
Tokyu Corp.	4,000	28,757
Tokyu Fudosan Holdings Corp.	4,000	30,339
TonenGeneral Sekiyu K.K.	11,000	96,067
Toppan Printing Co., Ltd.	4,000	30,470
Toray Industries, Inc.	20,000	135,377
Toshiba Corp.	18,000	80,058

Security	Shares	Value
Tosoh Corp.	7,000	$30,714
Toyo Ink SC Holdings Co., Ltd.	7,000	33,161
Toyo Suisan Kaisha, Ltd.	1,000	30,332
Toyobo Co., Ltd.	18,000	29,134
Toyota Industries Corp.	1,100	53,590
Toyota Motor Corp.	11,100	655,344
Toyota Tsusho Corp.	1,100	30,581
Trend Micro, Inc.	1,000	35,597
Tsuruha Holdings, Inc.	400	22,962
UACJ Corp.	7,000	27,653
Ube Industries, Ltd.	17,000	29,333
Unicharm Corp.	1,700	104,096
UNY Group Holdings Co., Ltd.	4,700	27,939
USS Co., Ltd.	7,000	122,287
Valor Co., Ltd.	2,200	35,852
Yahoo! Japan Corp.	11,200	50,677
Yamato Holdings Co., Ltd.	3,200	66,658
Yamato Kogyo Co., Ltd.	1,000	32,505
Yamazaki Baking Co., Ltd.	2,000	25,315
Zeon Corp.	3,000	29,629
ZERIA Pharmaceutical Co., Ltd.	2,000	49,021

		$19,949,525

Netherlands — 4.3%
Aegon NV	9,795	$79,434
Aercap Holdings NV(1)	700	30,541
Airbus Group NV	3,366	195,296
Akzo Nobel NV	5,560	400,451
AMG Advanced Metallurgical Group NV(1)	3,024	29,443
ASML Holding NV	6,439	607,264
CNH Industrial NV	22,164	204,572
Corio NV	626	33,257
Delta Lloyd NV	3,195	73,801
Fugro NV	4,741	182,558
Gemalto NV	831	81,169
Heineken NV	2,124	149,201
ING Groep NV(1)	22,110	287,156
Koninklijke Ahold NV	10,791	188,155
Koninklijke DSM NV	3,672	253,674
Koninklijke KPN NV(1)	131,647	420,961
Koninklijke Philips NV	10,722	330,458
Koninklijke Vopak NV	4,635	214,554
OCI(1)	716	27,359
QIAGEN NV(1)	13,623	332,677
Reed Elsevier NV	24,896	560,421
STMicroelectronics NV	26,346	218,703
TNT Express NV	3,342	26,931
Unilever NV	1,457	59,964
Ziggo NV	1,211	54,610

		$5,042,610

New Zealand — 0.9%
Argosy Property, Ltd.	71,574	$61,072
Auckland International Airport, Ltd.	71,354	230,681
Contact Energy, Ltd.	23,324	109,528
Fisher & Paykel Healthcare Corp., Ltd.	10,114	40,748
Fletcher Building, Ltd.	17,648	135,837
Kiwi Income Property Trust REIT	88,630	88,407
Ryman Healthcare, Ltd.	7,558	51,795
Sky Network Television, Ltd.	19,058	108,877

Security	Shares	Value
Telecom Corporation of New Zealand, Ltd.	52,744	$127,045
Trade Me, Ltd.	8,490	24,989
Xero, Ltd.(1)	5,362	112,917

		$1,091,896

Norway — 2.0%
Atea ASA	6,274	$73,758
Austevoll Seafood ASA	4,763	32,049
Borregaard ASA	4,154	27,932
DNB ASA	9,428	167,079
DNO ASA(1)	8,093	27,107
Gjensidige Forsikring ASA	6,519	125,699
Kongsberg Gruppen ASA	3,498	79,878
Leroey Seafood Group ASA	876	31,751
Nordic Semiconductor ASA(1)	14,025	75,452
Opera Software ASA	8,541	100,114
Orkla ASA	24,227	219,293
Prosafe SE	3,357	25,000
Salmar ASA	2,132	41,755
Schibsted ASA	5,268	254,317
SpareBank 1 SMN	3,485	29,535
SpareBank 1 SR-Bank ASA	3,147	28,852
Statoil ASA	7,438	212,538
Stolt-Nielsen, Ltd.	2,728	61,975
Telenor ASA	16,239	373,709
Veidekke ASA	9,393	102,739
Yara International ASA	5,093	232,711

		$2,323,243

Portugal — 0.8%
Banco BPI SA(1)	11,996	$24,158
EDP-Energias de Portugal SA	53,769	251,805
Galp Energia SGPS SA, Class B	9,466	168,014
Jeronimo Martins SGPS SA	7,890	103,132
Mota-Engil SGPS SA	8,047	50,190
NOS SGPS	22,214	132,399
Portucel SA	19,411	89,047
Portugal Telecom SGPS SA	43,046	92,922

		$911,667

Singapore — 2.0%
Ascendas Real Estate Investment Trust	44,000	$82,098
Boustead Singapore, Ltd.	20,000	29,450
CapitaMall Trust	33,000	51,994
City Developments, Ltd.	4,000	33,783
ComfortDelGro Corp., Ltd.	45,000	93,003
Ezion Holdings, Ltd.	51,000	87,340
Ezra Holdings, Ltd.	35,000	32,804
First Resources, Ltd.	14,000	25,260
Flextronics International, Ltd.(1)	24,612	255,719
Genting Singapore PLC	164,000	174,872
Global Logistic Properties, Ltd.	13,000	28,940
Hutchison Port Holdings Trust	44,000	32,736
Mapletree Commercial Trust	29,000	32,488
Mapletree Logistics Trust	32,000	30,089
Oversea-Chinese Banking Corp., Ltd.	18,000	143,656
Petra Foods, Ltd.	10,000	31,548
Raffles Medical Group, Ltd.	10,000	31,285
Sembcorp Industries, Ltd.	7,000	30,653
Singapore Press Holdings, Ltd.	41,000	136,229
Singapore Technologies Engineering, Ltd.	29,000	88,072
Singapore Telecommunications, Ltd.	130,000	422,825

Security	Shares	Value
United Engineers, Ltd.	16,000	$30,699
United Overseas Bank, Ltd.	11,000	212,285
Venture Corp., Ltd.	7,000	45,446
Wilmar International, Ltd.	75,000	195,814

		$2,359,088

Spain — 3.9%
Abertis Infraestructuras SA	13,164	$288,521
Acerinox SA	8,757	145,733
Amadeus IT Holding SA, Class A	12,461	490,348
Banco de Sabadell SA	8,667	28,135
Banco Santander SA	33,878	340,382
Bankia SA(1)	14,959	29,306
CaixaBank SA	24,878	149,597
Distribuidora Internacional de Alimentacion SA	18,053	149,637
Ebro Foods SA	1,302	26,608
Enagas SA	5,403	179,755
Ferrovial SA	14,606	306,028
Grifols SA, Class A	5,089	229,706
Grifols SA, Class B	4,169	155,231
Iberdrola SA	26,621	198,052
Industria de Diseno Textil SA	21,305	622,382
Red Electrica Corp. SA	2,231	191,708
Repsol SA	14,951	372,841
Telefonica SA	30,964	504,791
Viscofan SA	1,024	57,378
Zardoya Otis SA	6,587	100,749

		$4,566,888

Sweden — 3.6%
AAK AB	447	$25,465
Alfa Laval AB	1,149	26,092
Assa Abloy AB	961	47,219
Atlas Copco AB, Class A	1,766	52,688
Atlas Copco AB, Class B	1,117	30,144
BillerudKorsnas AB	8,829	130,430
Castellum AB	1,757	29,481
Elekta AB, Class B	23,297	285,466
Fabege AB	2,133	29,179
Hennes & Mauritz AB, Class B	12,851	525,367
Hexpol AB	1,665	139,872
Holmen AB, Class B	6,671	224,664
ICA Gruppen AB	890	27,676
Investment AB Kinnevik, Class B	1,448	60,103
Investor AB, Class B	5,534	198,942
Lundin Petroleum AB(1)	8,355	149,752
Meda AB, Class A	13,931	224,612
Skanska AB, Class B	7,392	153,595
SKF AB, Class B	2,244	52,896
Svenska Cellulosa AB SCA, Class B	10,740	264,484
Svenska Handelsbanken AB, Class A	1,779	85,677
Swedbank AB, Class A	10,101	258,764
Swedish Match AB	3,504	114,698
Telefonaktiebolaget LM Ericsson, Class B	41,680	518,994
TeliaSonera AB	70,715	529,636
Tethys Oil AB(1)	2,577	28,545
Wihlborgs Fastigheter AB	1,547	28,786

		$4,243,227

Security	Shares	Value
Switzerland — 7.6%
ABB, Ltd.(1)	26,565	$610,938
Allreal Holding AG(1)	214	29,303
Alpiq Holding, Ltd.(1)	241	25,293
Ascom Holding AG	1,636	23,942
Autoneum Holding AG(1)	142	24,297
Baloise Holding AG	1,367	164,594
Bucher Industries AG	89	26,756
Burckhardt Compression Holdings AG	55	28,683
Comet Holding AG(1)	49	31,424
Compagnie Financiere Richemont SA, Class A	8,300	787,605
DKSH Holding AG	352	25,400
Dufry AG(1)	429	73,467
EFG International AG(1)	2,438	29,081
Ems-Chemie Holding AG	96	41,366
Forbo Holding AG(1)	29	28,319
Galenica AG	30	27,012
GAM Holding AG(1)	1,686	30,520
Gategroup Holding AG(1)	975	24,672
Geberit AG	325	108,900
Givaudan SA	177	289,500
Inficon Holding AG(1)	86	27,614
Julius Baer Group, Ltd.(1)	2,361	100,159
Kaba Holding AG(1)	61	29,514
Komax Holding AG	194	29,858
Kuehne & Nagel International AG	231	30,806
Kuoni Reisen Holding AG(1)	68	23,003
Logitech International SA	7,269	106,613
Mobimo Holding AG(1)	139	28,225
Nestle SA	19,315	1,430,083
Novartis AG	14,064	1,223,548
OC Oerlikon Corp. AG(1)	1,895	25,574
Pargesa Holding SA	333	28,187
Partners Group Holding AG	109	27,324
PSP Swiss Property AG(1)	420	37,131
Schindler Holding AG	1,211	179,375
Schmolz & Bickenbach AG(1)	21,068	31,838
SGS SA	46	100,208
Sika AG	16	62,240
Sonova Holding AG	1,114	172,842
Swatch Group, Ltd. (The)	458	45,862
Swatch Group, Ltd. (The), Bearer Shares	638	340,234
Swiss Life Holding AG	399	92,268
Swiss Prime Site AG (1)	678	53,803
Swiss Re AG	5,377	457,085
Swisscom AG	822	456,375
Syngenta AG	2,274	805,574
U-Blox AG(1)	336	43,485
Valiant Holding AG	270	25,654
Valora Holding AG	105	25,381
Zehnder Group AG	691	27,368
Zurich Insurance Group AG(1)	1,565	454,648

		$8,952,951

Security	Shares	Value
United Kingdom — 15.5%
3i Group PLC	4,682	$29,738
Aberdeen Asset Management PLC	8,976	62,315
Aggreko PLC	1,997	57,830
Anglo American PLC	11,476	308,199
Anite PLC	21,623	32,734
Antofagasta PLC	3,440	46,810
APR Energy PLC	2,235	21,558
Associated British Foods PLC	4,424	207,096
AstraZeneca PLC	8,384	612,170
Aveva Group PLC	2,620	88,404
Aviva PLC	23,223	196,531
Babcock International Group PLC	3,446	63,685
BAE Systems PLC	15,161	109,265
Balfour Beatty PLC	6,224	24,979
Bellway PLC	1,198	30,409
Berendsen PLC	1,721	30,353
Berkeley Group Holdings PLC	1,125	46,313
BHP Billiton PLC	17,071	582,326
Bovis Homes Group PLC	2,198	28,242
BP PLC	96,827	788,534
British American Tobacco PLC	10,113	592,443
British Land Co. PLC (The)	2,591	30,654
British Sky Broadcasting Group PLC	8,032	118,889
Britvic PLC	2,403	28,396
Bunzl PLC	2,862	76,711
Burberry Group PLC	6,186	147,094
Capita PLC	9,433	191,003
Carillion PLC	4,756	26,748
Carnival PLC	1,660	59,798
Cineworld Group PLC	5,166	28,070
Close Brothers Group PLC	1,265	27,034
Cobham PLC	24,638	121,565
Compass Group PLC	10,232	166,718
Crest Nicholson Holdings PLC	4,968	29,388
Croda International PLC	1,406	49,724
CSR PLC	8,859	78,795
Daily Mail & General Trust PLC, Class A	2,268	31,975
Diageo PLC	13,596	408,319
Domino Printing Sciences PLC	4,721	48,956
Drax Group PLC	9,268	109,024
easyJet PLC	2,461	53,638
Elementis PLC	6,330	28,757
Enterprise Inns PLC(1)	13,077	27,564
Experian PLC	8,507	145,561
Filtrona PLC	2,162	28,012
Firstgroup PLC(1)	13,353	28,389
Fresnillo PLC	2,137	33,401
Friends Life Group, Ltd.	5,908	33,039
G4s PLC	13,501	57,130
Galliford Try PLC	1,478	31,660
GlaxoSmithKline PLC	40,658	979,806
Glencore PLC	90,548	547,148
Grainger PLC	8,181	29,631
Greene King PLC	2,038	28,340
Halma PLC	16,107	152,686
Hammerson PLC	3,110	31,448
Hargreaves Lansdown PLC	1,490	25,688
Howden Joinery Group PLC	5,263	30,051
HSBC Holdings PLC	62,337	668,310

Security	Shares	Value
ICAP PLC	4,277	$25,012
Imperial Tobacco Group PLC	4,546	196,814
Informa PLC	5,263	43,184
Inmarsat PLC	7,837	96,124
Innovation Group PLC	55,577	29,051
InterContinental Hotels Group PLC	1,773	71,941
Intertek Group PLC	1,447	62,474
Intu Properties PLC	6,028	33,315
ITE Group PLC	7,912	26,718
J Sainsbury PLC	7,562	39,858
Johnson Matthey PLC	1,714	85,403
Kcom Group PLC	18,722	31,638
Keller Group PLC	1,779	26,014
Kier Group PLC	1,060	31,221
Kingfisher PLC	14,750	74,500
Ladbrokes PLC	11,549	25,621
Laird PLC	12,084	58,707
Land Securities Group PLC	1,680	29,474
Legal & General Group PLC	20,937	82,598
Lloyds Banking Group PLC(1)	199,578	248,809
London Stock Exchange Group PLC	974	31,771
Londonmetric Property PLC REIT	12,704	30,198
Lonmin PLC(1)	6,079	23,309
Marks & Spencer Group PLC	23,568	170,597
Marston’s PLC	12,099	29,280
Meggitt PLC	6,752	57,814
Micro Focus International PLC	6,113	87,479
Mitchells & Butlers PLC(1)	4,075	25,656
Mitie Group PLC	5,571	28,603
Mondi PLC	3,349	58,654
Moneysupermarket.com Group PLC	16,319	51,066
National Grid PLC	74,070	1,054,996
NCC Group PLC	9,827	34,886
Next PLC	1,363	155,562
Old Mutual PLC	33,291	109,520
Oxford Instruments PLC	2,226	47,205
Pace PLC	16,468	88,549
Paragon Group of Cos. PLC (The)	4,937	28,672
Pearson PLC	6,368	122,488
Phoenix Group Holdings	2,631	31,040
Playtech PLC	8,460	87,451
Premier Farnell PLC	16,026	48,712
Provident Financial PLC	887	31,730
PZ Cussons PLC	5,045	30,007
QinetiQ Group PLC	8,311	28,964
Randgold Resources, Ltd.	1,173	101,003
Reckitt Benckiser Group PLC	3,354	296,082
Reed Elsevier PLC	7,665	123,221
Renishaw PLC	1,543	48,116
Rentokil Initial PLC	15,781	31,468
Rexam PLC	7,065	59,557
Rightmove PLC	906	34,699
Rolls-Royce Holdings PLC(1)	16,806	293,371
Rotork PLC	757	35,231
Royal Dutch Shell PLC, Class A	27,462	1,129,124
RSA Insurance Group PLC	3,640	28,141
Sage Group PLC (The)	46,291	287,514

Security	Shares	Value
SDL PLC(1)	5,875	$31,531
Segro PLC REIT	5,128	30,888
Senior PLC	6,285	27,808
Shaftesbury PLC	2,677	30,485
Smiths Group PLC	1,428	30,643
Spirax-Sarco Engineering PLC	602	27,579
Spirent Communications PLC	26,820	46,464
Sports Direct International PLC(1)	2,255	25,338
SSE PLC	17,329	425,582
Standard Chartered PLC	1,664	34,508
TalkTalk Telecom Group PLC	10,243	54,319
Tate & Lyle PLC	2,622	27,527
Telecity Group PLC	9,172	122,670
TT electronics PLC	8,490	26,478
UBM PLC	2,729	28,442
Ultra Electronics Holdings PLC	1,034	30,824
Unilever PLC	4,839	209,076
UNITE Group PLC (The)	4,128	28,251
United Utilities Group PLC	13,947	209,045
Victrex PLC	953	25,704
Vodafone Group PLC	452,116	1,505,588
Whitbread PLC	3,180	230,281
William Hill PLC	6,621	39,245
WS Atkins PLC	1,397	31,323
Xaar PLC	3,933	36,494
Xchanging PLC	11,221	33,332

		$18,328,691

Total Common Stocks (identified cost $104,148,267)		$116,423,591

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$467	$466,620

Total Short-Term Investments (identified cost $466,620)		$466,620

Total Investments — 99.0% (identified cost $104,614,887)		$116,890,211

Other Assets, Less Liabilities — 1.0%		$1,172,746

Net Assets — 100.0%		$118,062,957

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $304.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	32.7%	$38,638,439
Japanese Yen	16.9	19,949,525
British Pound Sterling	15.8	18,631,045
Australian Dollar	8.1	9,602,108
Swiss Franc	7.7	9,131,423
Hong Kong Dollar	3.8	4,467,166
Swedish Krona	3.6	4,243,227
United States Dollar	2.2	2,649,777
Danish Krone	2.1	2,463,018
Norwegian Krone	2.0	2,323,243
Singapore Dollar	1.8	2,110,007
Israeli Shekel	1.4	1,589,337
New Zealand Dollar	0.9	1,091,896

Total Investments	99.0%	$116,890,211

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$14,896,251
Industrials	11.4	13,453,104
Consumer Discretionary	11.3	13,358,911
Materials	10.4	12,345,218
Consumer Staples	10.2	12,028,032
Health Care	10.1	11,931,056
Telecommunication Services	9.7	11,426,838
Information Technology	8.8	10,342,260
Utilities	7.8	9,191,144
Energy	6.3	7,450,777
Short-Term Investments	0.4	466,620

Total Investments	99.0%	$116,890,211

The Portfolio did not have any open financial instruments at July 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,156,337

Gross unrealized appreciation	$14,596,087
Gross unrealized depreciation	(2,862,213)

Net unrealized appreciation	$11,733,874

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$321,883	$37,544,790		$—	$37,866,673
Developed Europe	808,059	75,368,436		—	76,176,495
Developed Middle East	791,086	1,589,337		—	2,380,423
Total Common Stocks	$1,921,028	$114,502,563	*	$—	$116,423,591
Short-Term Investments	$—	$466,620		$—	$466,620
Total Investments	$1,921,028	$114,969,183		$—	$116,890,211

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014